Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000225288
Shareholder Report [Line Items]
Fund Name	Centerstone International Fund
Trading Symbol	CSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone International Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-international-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-international-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 8,403,757
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,403,757
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Holdings [Text Block]

Country Weighting (% of net assets)

Value	Value
Other Countries	15.4%
Ireland	3.5%
Sweden	4.2%
Spain	4.9%
Chile	5.0%
Canada	6.0%
Singapore	6.3%
Switzerland	7.1%
Japan	8.6%
France	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vina San Pedro Tarapaca S.A.	5.0%
Air Liquide S.A.	4.1%
TC Energy Corporation	3.8%
Oversea-Chinese Banking Corp Ltd.	3.8%
Ryanair Holdings plc	3.5%
Nestle S.A.	3.1%
Barry Callebaut A.G.	2.6%
Singapore Exchange Ltd.	2.6%
Schneider Electric S.E.	2.6%
Cia de Distribucion Integral Logista Holdings S.A.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000225289
Shareholder Report [Line Items]
Fund Name	Centerstone International Fund
Trading Symbol	CSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone International Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-international-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-international-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 8,403,757
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,403,757
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Holdings [Text Block]

Country Weighting (% of net assets)

Value	Value
Other Countries	15.4%
Ireland	3.5%
Sweden	4.2%
Spain	4.9%
Chile	5.0%
Canada	6.0%
Singapore	6.3%
Switzerland	7.1%
Japan	8.6%
France	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vina San Pedro Tarapaca S.A.	5.0%
Air Liquide S.A.	4.1%
TC Energy Corporation	3.8%
Oversea-Chinese Banking Corp Ltd.	3.8%
Ryanair Holdings plc	3.5%
Nestle S.A.	3.1%
Barry Callebaut A.G.	2.6%
Singapore Exchange Ltd.	2.6%
Schneider Electric S.E.	2.6%
Cia de Distribucion Integral Logista Holdings S.A.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000225287
Shareholder Report [Line Items]
Fund Name	Centerstone International Fund
Trading Symbol	CINTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone International Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-international-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-international-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 8,403,757
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,403,757
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Holdings [Text Block]

Country Weighting (% of net assets)

Value	Value
Other Countries	15.4%
Ireland	3.5%
Sweden	4.2%
Spain	4.9%
Chile	5.0%
Canada	6.0%
Singapore	6.3%
Switzerland	7.1%
Japan	8.6%
France	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vina San Pedro Tarapaca S.A.	5.0%
Air Liquide S.A.	4.1%
TC Energy Corporation	3.8%
Oversea-Chinese Banking Corp Ltd.	3.8%
Ryanair Holdings plc	3.5%
Nestle S.A.	3.1%
Barry Callebaut A.G.	2.6%
Singapore Exchange Ltd.	2.6%
Schneider Electric S.E.	2.6%
Cia de Distribucion Integral Logista Holdings S.A.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000225291
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CETAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 144,347,909
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 614,119
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$144,347,909
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$614,119
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.5%
Exchange-Traded Funds	5.2%
Money Market Funds	23.3%

C000225292
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CENNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 144,347,909
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 614,119
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$144,347,909
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$614,119
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.5%
Exchange-Traded Funds	5.2%
Money Market Funds	23.3%

C000225290
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CENTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 144,347,909
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 614,119
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$144,347,909
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$614,119
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.5%
Exchange-Traded Funds	5.2%
Money Market Funds	23.3%